UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

The Value Line Premier Growth Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/15 is included with this Form.

Value Line Premier Growth Fund, Inc. Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (100.1%)

	CONSUMER DISCRETIONARY (9.0%)
7,400	AutoZone, Inc. *	$5,356,342
52,000	BorgWarner, Inc.	2,162,680
22,600	Brinker International, Inc.	1,190,342
2,000	Buffalo Wild Wings, Inc. *	386,860
16,200	Domino’s Pizza, Inc.	1,748,142
112,000	LKQ Corp. *	3,176,320
22,600	O’Reilly Automotive, Inc. *	5,650,000
80,600	TJX Companies, Inc. (The)	5,756,452
48,800	VF Corp.	3,328,648
33,600	Wolverine World Wide, Inc.	727,104
		29,482,890
	CONSUMER STAPLES (10.2%)
81,000	BRF S.A. ADR	1,440,990
21,300	Brown-Forman Corp. Class B	2,063,970
67,400	Church & Dwight Co., Inc.	5,654,860
13,100	Coca-Cola Femsa, S.A.B. de C.V. ADR (1)	908,878
23,000	Costco Wholesale Corp.	3,325,110
42,000	CVS Health Corp.	4,052,160
23,400	Edgewell Personal Care Co.	1,909,440
23,400	Energizer Holdings, Inc.	905,814
71,012	Flowers Foods, Inc.	1,756,837
20,000	Fomento Economico Mexicano
	S.A.B. de C.V. ADR	1,785,000
64,000	General Mills, Inc.	3,592,320
55,000	Hormel Foods Corp.	3,482,050
4,000	McCormick & Co., Inc.	328,720
44,000	Reynolds American, Inc.	1,947,880
		33,154,029
	ENERGY (3.1%)
2,600	CNOOC Ltd. ADR	268,008
14,600	Core Laboratories N.V. (1)	1,457,080
24,000	Enbridge, Inc.	891,120
41,873	EQT Corp.	2,712,114
51,400	Noble Energy, Inc.	1,551,252
12,000	Oceaneering International, Inc.	471,360
5,000	Oil States International, Inc. *	130,650
32,000	ONEOK, Inc.	1,030,400
5,346	Pioneer Natural Resources Co.	650,288
26,000	TransCanada Corp. (1)	821,080
		9,983,352
	FINANCIALS (7.6%)
8,000	ACE Ltd.	827,200
20,000	Affiliated Managers Group, Inc. *	3,419,800
3,000	Alleghany Corp. *	1,404,330
36,000	American Tower Corp. REIT	3,167,280
45,000	Arch Capital Group Ltd. *	3,306,150
23,200	Equity Lifestyle Properties, Inc. REIT	1,358,824
14,153	Essex Property Trust, Inc. REIT	3,162,063
75,500	HDFC Bank Ltd. ADR	4,612,295
18,600	M&T Bank Corp.	2,268,270

Shares		Value
27,000	PRA Group, Inc. *(1)	$1,428,840
		24,955,052
	HEALTH CARE (15.1%)
33,800	Alexion Pharmaceuticals, Inc. *	5,285,982
6,334	Allergan PLC *	1,721,645
7,000	Anthem, Inc.	980,000
22,600	C.R. Bard, Inc.	4,210,606
40,000	Cerner Corp. *	2,398,400
13,000	DENTSPLY International, Inc.	657,410
46,000	Express Scripts Holding Co. *	3,724,160
38,800	Henry Schein, Inc. *	5,149,536
57,400	IDEXX Laboratories, Inc. *	4,261,950
23,000	Illumina, Inc. *	4,043,860
22,000	McKesson Corp.	4,070,660
49,100	Mednax, Inc. *	3,770,389
17,700	Mettler-Toledo International, Inc. *	5,039,898
54,000	Novo Nordisk A/S ADR	2,928,960
8,425	OPKO Health, Inc. *(1)	70,854
8,000	Universal Health Services, Inc. Class B	998,480
		49,312,790
	INDUSTRIALS (29.4%)
25,300	Acuity Brands, Inc.	4,442,174
103,750	AMETEK, Inc.	5,428,200
39,200	AZZ, Inc.	1,908,648
63,800	Canadian National Railway Co. (1)	3,621,288
11,700	Carlisle Companies, Inc.	1,022,346
22,000	Chicago Bridge & Iron Co. N.V. (1)	872,520
75,600	CLARCOR, Inc.	3,604,608
61,000	Danaher Corp.	5,197,810
26,000	EnerSys	1,393,080
14,800	Equifax, Inc.	1,438,264
9,800	Esterline Technologies Corp. *	704,522
20,000	General Dynamics Corp.	2,759,000
30,762	HEICO Corp.	1,503,647
31,850	IDEX Corp.	2,270,905
18,600	IHS, Inc. Class A *	2,157,600
34,600	ITT Corp.	1,156,678
33,000	J.B. Hunt Transport Services, Inc.	2,356,200
26,000	Kansas City Southern	2,362,880
39,000	Kirby Corp. *	2,416,050
25,000	Lincoln Electric Holdings, Inc.	1,310,750
38,500	Republic Services, Inc.	1,586,200
123,900	Rollins, Inc.	3,329,193
39,000	Roper Technologies, Inc.	6,111,300
50,700	Rush Enterprises, Inc. Class A *	1,226,940
28,500	Snap-on, Inc.	4,301,790
37,600	Stericycle, Inc. *	5,238,056
50,200	Teledyne Technologies, Inc. *	4,533,060
79,300	Toro Co. (The)	5,593,822
40,000	Union Pacific Corp.	3,536,400
26,000	United Technologies Corp.	2,313,740
53,200	Wabtec Corp.	4,684,260
115,800	Waste Connections, Inc.	5,625,564
		96,007,495

1

September 30, 2015

Shares		Value
	INFORMATION TECHNOLOGY (15.7%)
42,000	Accenture PLC Class A	$4,126,920
21,000	Alliance Data Systems Corp. *	5,438,580
78,400	Amphenol Corp. Class A	3,995,264
5,700	Anixter International, Inc. *	329,346
61,600	ANSYS, Inc. *	5,429,424
17,000	Automatic Data Processing, Inc.	1,366,120
39,000	Cognizant Technology Solutions
	Corp. Class A *	2,441,790
68,400	Fiserv, Inc. *	5,924,124
28,400	Intuit, Inc.	2,520,500
61,000	MasterCard, Inc. Class A	5,497,320
75,000	Salesforce.com, Inc. *	5,207,250
51,000	Trimble Navigation Ltd. *	837,420
32,500	Ultimate Software Group, Inc. (The) *	5,817,825
27,600	WEX, Inc. *	2,396,784
		51,328,667
	MATERIALS (8.2%)
15,000	Air Products & Chemicals, Inc.	1,913,700
23,500	Airgas, Inc.	2,099,255
23,700	AptarGroup, Inc.	1,563,252
36,400	Ball Corp.	2,264,080
45,000	Crown Holdings, Inc. *	2,058,750
48,400	Ecolab, Inc.	5,310,448
40,000	FMC Corp.	1,356,400
2,300	NewMarket Corp.	821,100
23,000	Praxair, Inc.	2,342,780
20,200	Scotts Miracle-Gro Co. (The) Class A	1,228,564
14,000	Sigma-Aldrich Corp.	1,944,880
54,400	Valspar Corp. (The) (1)	3,910,272
		26,813,481
	TELECOMMUNICATION SERVICES (1.3%)
40,000	SBA Communications Corp. Class A *	4,189,600

	UTILITIES (0.5%)
48,001	ITC Holdings Corp.	1,600,320

	TOTAL COMMON STOCKS
	(Cost $177,162,585) (100.1%)	326,827,676

SHORT-TERM INVESTMENTS (2.9%)

	MONEY MARKET FUNDS (2.9%)
71,109	State Street Institutional Liquid
	Reserves Fund	71,109
9,389,133	State Street Navigator Securities
	Lending Prime Portfolio (2)	9,389,133

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,460,242) (2.9%)	9,460,242

	TOTAL INVESTMENT SECURITIES (103.0%)
	(Cost $186,622,827)	$336,287,918

	EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-3.0%)	(9,809,017)

	NET ASSETS (3) (100%)	$326,478,901

	NET ASSET VALUE OFFERING AND
	REDEMPTION PRICE, PER OUTSTANDING SHARE
	($326,478,901 ÷ 10,061,310 shares outstanding)	$32.45

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2015, the market value of the securities on loan was $9,334,092.
(2)	Securities with an aggregate market value of $9,334,092 were out on loan in exchange for $9,389,133 of cash collateral as of September 30, 2015. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $186,622,827, aggregate gross unrealized appreciation was $154,323,788, aggregate gross unrealized depreciation was $4,658,697 and the net unrealized appreciation was $149,665,091.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2015:

Investments In Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$326,827,676	$-	$-	$326,827,676
Short-Term Investments	9,460,242	-	-	9,460,242
Total Investments in Securities	$336,287,918	$-	$-	$336,287,918

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2015, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)      Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 23, 2015